UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively
Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2019

Date of reporting period: 05/31/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the FinTrust Income and Opportunity Fund (the “Fund”), formerly, the HedgeRow Income and Opportunity Fund, a series of the 360 Funds (the “registrant”), for the period ended May 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

FinTrust Income and Opportunity Fund Class A Shares (Ticker Symbol: HROAX) Institutional Class Shares (Ticker Symbol: HIOIX) A Series of the 360 Funds

SEMI-ANNUAL REPORT

May 31, 2019

Investment Adviser:

FinTrust Capital Advisors, LLC

124 Verdae Boulevard, Suite 504

Greenville, SC 29607

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the FinTrust Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a FinTrust Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a FinTrust Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the FinTrust Fund complex/your financial intermediary.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS (Unaudited)

May 31, 2019

The investment objective of the FinTrust Income and Opportunity Fund (the “Fund”) is total return. To meet its investment objective, the Fund will invest primarily in domestic equity securities that in the opinion of FinTrust Capital Advisors, LLC (the “Adviser”) have above average intellectual property portfolios and other characteristics, like strong earnings and dividend growth that are members of the S&P 1500 Composite, relative to their sector competitors.

The Fund will typically invest in issuers that have established markets and operations and generate excess cash flow. The Fund looks for stocks with attributes which suggest they will thrive in good markets and survive potential economic setbacks. The Fund employs detailed quantitative assessments to construct its equity portfolio. Portfolio parameters include, but are not limited to, a quantitative valuation of the strength of the company’s intellectual property portfolio, steady growing earnings, dividend yield with a tendency to raise such yield and availability at reasonable price-earnings ratios. The Fund seeks to invest in stocks that are undervalued by the market, but with strong business models, which may provide for lower levels of market volatility or non-correlated volatility, The Fund also prefers to invest in equity stocks that have options traded on them.

The Fund may also invest in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include new intellectual property developments, intellectual property licensing deals, mergers, spin-offs, litigation resolutions, new products or management changes. The Fund may also invest in convertible securities. The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks. For example, the Fund intends to sell covered call options on a portion of its stock holdings. This income is designed to, over time, add to portfolio stability and improve returns. The Fund uses an options strategy to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. Additionally, the Fund will enter into call spreads. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2019 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments and Schedule of Written Options.

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 65.00%	Shares	Value

Airlines - 3.76%
Delta Air Lines, Inc. (d)	7,000	$360,500

Auto Manufacturers - 1.16%
Tesla, Inc. (a) (d)	600	111,096

Banks - 1.67%
Bank of America Corp.	6,000	159,600

Biotechnology - 5.05%
Celgene Corp. (a)	1,500	140,685
CRISPR Therapeutics AG (a)(d)	3,000	106,710
Gilead Sciences, Inc.	1,900	118,275
Incyte Corp. (a) (d)	1,500	117,945
		483,615
Building Materials - 1.35%
Eagle Materials, Inc. (d)	1,500	129,090

Commercial Services - 1.14%
PayPal Holdings, Inc. (a) (d)	1,000	109,750

Computers - 3.07%
CyberArk Software Ltd. (a) (d)	1,000	132,050
Lumentum Holdings, Inc. (a) (d)	4,000	161,880
		293,930
Diversified Financial Services - 0.60%
American Express Co. (d)	500	57,355

Energy - Alternate Sources - 3.33%
First Solar, Inc. (a) (d)	5,500	319,220

Healthcare - Products - 0.59%
Inspire Medical Systems, Inc. (a) (d)	1,000	56,470

Healthcare - Services - 2.55%
IQVIA Holdings, Inc. (a)	1,800	244,530

Home Furnishings - 1.36%
iRobot Corp. (a)	1,500	130,665

Insurance - 1.59%
Greenlight Capital Re Ltd. - Class A (a)	15,000	152,250

Internet - 10.94%
Alphabet, Inc. - Class C (a) (d)	400	441,452
eBay, Inc.	8,000	287,440
Facebook, Inc. - Class A (a) (d)	1,800	319,446
		1,048,338
Leisure Time - 1.39%
Royal Caribbean Cruises Ltd. (d)	700	85,232
YETI Holdings, Inc. (a) (d)	2,000	47,840
		133,072

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 65.00% (continued)	Shares	Value

Oil & Gas - 2.72%
BP PLC - ADR	5,000	$203,600
EOG Resources, Inc. (d)	700	57,316
		260,916
Pharmaceuticals - 1.24%
Horizon Therapeutics PLC (a) (d)	5,000	119,150

Pipelines - 0.96%
Transportadora de Gas del Sur SA - ADR	7,000	91,630

Real Estate - 0.66%
Redfin Corp. (a) (d)	4,000	63,040

Retail - 4.21%
Walmart, Inc. (d)	2,400	243,456
Yum China Holdings, Inc.	4,000	160,040
		403,496
Semiconductors - 1.38%
NXP Semiconductors NV	1,500	132,240

Software - 5.35%
CooTek Cayman, Inc. - ADR (a)	12,500	121,625
Domo, Inc. - Class B (a) (d)	5,000	167,500
Microsoft Corp.	700	86,576
Splunk, Inc. (a) (d)	1,200	136,788
		512,489
Telecommunications - 6.75%
AT&T, Inc.	15,000	458,700
Ciena Corp. (a) (d)	5,400	188,676
		647,376
Toys, Games & Hobbies - 1.38%
Nintendo Co. Ltd. - ADR	3,000	132,405

Transportation - 0.80%
FedEx Corp. (d)	500	77,140

TOTAL COMMON STOCK (Cost $6,677,248)		6,229,363

	Principal
GOVERNMENT BONDS - 14.21%
U.S. Treasury Note, 2.875%, due 10/31/2020 (e)	$800,000	808,656
U.S. Treasury Note, 2.50%, due 12/31/2020 (e)	300,000	302,132
U.S. Treasury Note, 2.50%, due 12/31/2020 (e)	300,000	251,152

TOTAL GOVERNMENT BONDS (Cost $1,350,423)		1,361,940

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 6.61%
		Notional	Exercise
CALL OPTIONS PURCHASED - 3.10%	Contracts [1]	Amount	Price	Expiration	Value

Cisco Systems, Inc.	25	112,500	$45.00	1/17/2020	$21,775
Citigroup, Inc.	30	165,000	$55.00	1/17/2020	28,875
DowDuPont, Inc.	25	137,500	$55.00	1/17/2020	2,700
General Electric Co.	100	100,000	$10.00	9/20/2019	8,100
Microsoft Corp.	15	165,000	$110.00	1/17/2020	27,825
Norwegian Cruise Line Holdings Ltd.	30	150,000	$50.00	1/17/2020	24,150
Occidental Petroleum Corp.	30	150,000	$50.00	1/17/2020	12,600
Palo Alto Networks, Inc.	20	420,000	$210.00	1/17/2020	36,700
PepsiCo, Inc.	50	550,000	$110.00	1/17/2020	97,750
SunTrust Banks, Inc.	50	275,000	$55.00	1/17/2020	36,500
TOTAL CALL OPTIONS PURCHASED (Cost $418,936)					296,975

PUT OPTIONS PURCHASED - 3.51%

Atlassian Corp. PLC	30	300,000	$100.00	6/21/2019	900.00
Boeing Co.	22	836,000	$380.00	9/20/2019	99,352.00
Boeing Co.	37	1,332,000	$360.00	9/20/2019	111,925.00
SPDR S&P 500 ETF Trust	50	1,425,000	$285.00	9/20/2019	75,550.00
Wayfair, Inc.	30	435,000	$145.00	8/16/2019	48,690.00
TOTAL PUT OPTIONS PURCHASED (Cost $274,413)					336,417

TOTAL OPTIONS PURCHASED (Cost $693,349)					633,392

	Shares
SHORT-TERM INVESTMENTS - 14.38%
Federated Government Obligations Fund - Institutional Shares, 2.25% (b)	1,378,020	1,378,020
TOTAL SHORT-TERM INVESTMENTS (Cost $1,378,020)		1,378,020

TOTAL INVESTMENTS (Cost $10,099,040) – 100.20%		$9,602,715

OPTIONS WRITTEN (Proceeds $126,053) - (1.28%) (c)		(122,132)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.08%		103,262

NET ASSETS - 100%		$9,583,845

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at May 31, 2019, is subject to change and resets daily.

(c) Please refer to the Schedule of Options Written for details of options written.

(d) Subject to call options written by the Fund.

(e) All or a portion of the security is segregated as collateral for options written..

1 Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF OPTIONS WRITTEN
May 31, 2019 (Unaudited)

OPTIONS WRITTEN - (1.28)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.59)%	Contracts [1]	Amount	Price	Expiration	Value

Alphabet, Inc. - Class C	1	$117,000	$1,170.00	7/19/2019	$1,340
Alphabet, Inc. - Class C	1	118,500	$1,185.00	8/16/2019	2,295
American Express Co.	5	60,000	$120.00	7/19/2019	795
Ciena Corp.	20	72,000	$36.00	6/21/2019	2,600
CRISPR Therapeutics AG	5	20,000	$40.00	6/21/2019	360
CRISPR Therapeutics AG	5	20,000	$40.00	7/19/2019	750
CRISPR Therapeutics AG	5	22,500	$45.00	7/19/2019	300
CyberArk Software Ltd.	5	60,000	$120.00	7/19/2019	7,850
CyberArk Software Ltd.	5	70,000	$140.00	7/19/2019	2,160
Delta Air Lines, Inc.	25	131,250	$52.50	6/21/2019	2,625
Domo, Inc. - Class B	20	80,000	$40.00	6/21/2019	1,460
Domo, Inc. - Class B	15	60,000	$40.00	8/16/2019	3,112
Eagle Materials, Inc.	10	92,500	$92.50	6/21/2019	600
EOG Resources, Inc.	7	64,750	$92.50	7/19/2019	686
Facebook, Inc. - Class A	8	160,000	$200.00	7/19/2019	704
FedEx Corp.	5	97,500	$195.00	8/16/2019	218
First Solar, Inc.	10	65,000	$65.00	7/19/2019	820
Horizon Therapeutics PLC	20	54,000	$27.00	8/16/2019	1,700
Horizon Therapeutics PLC	20	58,000	$29.00	8/16/2019	1,000
Incyte Corp.	10	80,000	$80.00	6/21/2019	2,350
Inspire Medical Systems, Inc.	10	55,000	$55.00	8/16/2019	6,600
Lumentum Holdings, Inc.	20	100,000	$50.00	9/20/2019	3,600
PayPal Holdings, Inc.	10	110,000	$110.00	7/19/2019	4,650
Redfin Corp.	20	38,000	$19.00	8/16/2019	1,100
Royal Caribbean Cruises Ltd.	7	87,500	$125.00	6/21/2019	1,057
Splunk, Inc.	6	78,000	$130.00	8/16/2019	1,650
Tesla, Inc.	3	72,000	$240.00	8/16/2019	1,410
Walmart, Inc.	12	126,000	$105.00	7/19/2019	1,500
YETI Holdings, Inc.	10	30,000	$30.00	8/16/2019	1,200
TOTAL CALL OPTIONS WRITTEN (Proceeds $82,664)					56,492

PUT OPTIONS WRITTEN - (0.69)%

Alarm.com Holdings, Inc.	20	55,000	$27.50	6/21/2019	6,200
Domo, Inc. - Class B	5	65,000	$130.00	6/21/2019	7,100
EOG Resources, Inc.	7	133,000	$190.00	6/21/2019	9,345
Facebook, Inc. - Class A	7	70,000	$100.00	7/19/2019	10,045
FedEx Corp.	10	110,000	$110.00	7/19/2019	4,400
Inspire Medical Systems, Inc.	50	200,000	$40.00	9/20/2019	28,550

TOTAL PUT OPTIONS WRITTEN (Proceeds $43,389)					65,640

TOTAL OPTIONS WRITTEN (Proceeds $126,053)					$122,132

1 Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Total Investments, at cost	$10,099,040
Investments, at value	$9,602,715
Due from adviser	14,857
Receivables:
Interest	6,909
Dividends	7,004
Investment securities sold	75,211
Prepaid expenses	12,287
Total assets	9,718,983

Liabilities:
Proceeds from options written	$126,053
Options written, at value	$122,132
Payables:
Investment securities purchased	2,306
Accrued distribution (12b-1) fees	20
Due to administrator	5,837
Accrued Trustee fees	78
Accrued expenses	4,765
Total liabilities	135,138
Net Assets	$9,583,845

Sources of Net Assets:
Paid-in capital	$9,958,933
Total distributable earnings	(375,088)
Total Net Assets	$9,583,845

Class A Shares:
Net assets	$91,293
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	9,043
Net Asset Value Per Share	$10.10

Maximum Offering Price Per Share (a)	$10.69

Minimum Redemption Price Per Share (b)	$10.00

Institutional Class Shares:
Net assets	$9,492,552
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	932,000
Net Asset Value, Offering and Redemption Price Per Share	$10.19

(a) A maximum sales charge of 5.50% is imposed on Class A shares.

(b) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
STATEMENT OF OPERATIONS

May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

For the
Six Month
Period Ended
May 31, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $874)	$56,147
Interest	24,031
Total investment income	80,178

Expenses:
Management fees (Note 6)	48,439
Distribution (12b-1) fees - Class A	115
Accounting and transfer agent fees and expenses	33,179
Legal fees	11,882
Reports to shareholders	11,713
Trustee fees and expenses	10,870
Audit fees	7,250
Custodian fees	6,028
Pricing fees	5,811
Miscellaneous	4,625
Dealer network fees	4,054
Registration and filing fees	1,938
Insurance	894
Total expenses	146,798
Less: fees waived and expenses absorbed	(71,141)
Net expenses	75,657

Net investment income	4,521

Realized and unrealized gain (loss):
Net realized gain on:
Investments	74,503
Options written	54,117
Net realized gain on investments and options written	128,620

Net change in unrealized appreciation (depreciation) on:
Investments	(278,236)
Options written	63,060
Net change in unrealized depreciation on investments and options written	(215,176)

Net loss on investments and options	(86,556)

Net decrease in net assets resulting from operations	$(82,035)

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

	For the
	Six Month	For the
	Period Ended	Year Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$4,521	$(14,218)
Net realized gain on investments and options written	128,620	314,408
Net change in unrealized depreciation on investments and options written	(215,176)	(289,628)
Net increase (decrease) in net assets resulting from operations	(82,035)	10,562

Distributions to shareholders from:
Total distributable earnings - Class A	(4,448)	(40,850)
Total distributable earnings - Institutional Class	(309,072)	(563,465)
Total distributions	(313,520)	(604,315)

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	4,207,600	389,080

Increase (decrease) in net assets	3,812,045	(204,673)

Net Assets:
Beginning of year/period	5,771,800	5,976,473

End of year/period	$9,583,845	$5,771,800

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the years or period indicated.

	Class A

	For the
	Six Month		For the	For the		For the
	Period Ended		Year Ended	Year Ended		Period Ended
	May 31, 2019		November 30, 2018	November 30, 2017		November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.73		$11.97	$11.03		$10.00

Investment Operations:
Net investment loss (b)	(0.01)		(0.05)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments and options written	(0.10)		0.04	1.03		1.14
Total from investment operations	(0.11)		(0.01)	0.95		1.03

Distributions:
From net realized capital gains	(0.52)		(1.23)	(0.01)		-
Total distributions	(0.52)		(1.23)	(0.01)		-

Net Asset Value, End of Year/Period	$10.10		$10.73	$11.97		$11.03

Total Return (c)	(0.68	)%(d)	(0.31)%	8.61%		10.30	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$91		$92	$398		$370

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	4.03	%(e)	4.57%	4.52	%(f)	7.31	%(e)(f)
After fees waived and expenses absorbed	2.20	%(e)	2.20%	2.26	%(f)	2.30	%(e)(f)

Ratios of net investment loss:
Before fees waived and expenses absorbed	(1.97	)%(e)	(2.84)%	(2.99	)%(f)	(6.26	)%(e)(f)
After fees waived and expenses absorbed	(0.13	)%(e)	(0.47)%	(0.73	)%(f)	(1.24	)%(e)(f)

Portfolio turnover rate	121.46	%(d)	280.78%	94.23%		29.55	%(d)

(a)	The FinTrust Income and Opportunity Fund commenced operations on January 21, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios include 0.06% of interest expense during the year ended November 30, 2017 and 0.10% of interest expense during the period ended November 30, 2016.

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the years or period indicated.

	Institutional Class

	For the
	Six Month		For the		For the		For the
	Period Ended		Year Ended		Year Ended		Period Ended
	May 31, 2019		November 30, 2018		November 30, 2017		November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.81		$12.02		$11.05		$10.00

Investment Operations:
Net investment income (loss) (b)	0.01		(0.02)		(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments and options written	(0.11)		0.04		1.03		1.14
Total from investment operations	(0.10)		0.02		0.98		1.05

Distributions:
From net realized capital gains	(0.52)		(1.23)		(0.01)		-
Total distributions	(0.52)		(1.23)		(0.01)		-

Net Asset Value, End of Year/Period	$10.19		$10.81		$12.02		$11.05

Total Return (c)	(0.57	)%(d)	(0.03	)%(g)	8.86%		10.50	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$9,493		$5,680		$5,578		$3,741

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	3.78	%(e)	4.32%		4.27	%(f)	7.06	%(e)(f)
After fees waived and expenses absorbed	1.95	%(e)	1.95%		2.01	%(f)	2.05	%(e)(f)

Ratios of net investment income (loss):
Before fees waived and expenses absorbed	(1.72	)%(e)	(2.59)%		(2.74	)%(f)	(6.01	)%(e)(f)
After fees waived and expenses absorbed	0.12	%(e)	(0.22)%		(0.48	)%(f)	(0.99	)%(e)(f)

Portfolio turnover rate	121.46	%(d)	280.78%		94.23%		29.55	%(d)

(a)	The FinTrust Income and Opportunity Fund commenced operations on January 21, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios include 0.06% of interest expense during the year ended November 30, 2017 and 0.10% of interest expense during the period ended November 30, 2016.
(g)	Total return does not correlate to the total from investment operations due to the timing of certain subscriptions and redemptions in the Fund.

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FinTrust Income and Opportunity Fund (the “Fund”), formerly the HedgeRow Income and Opportunity Fund, is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is FinTrust Capital Advisors, LLC (the “Adviser”). The Fund offers two classes of shares, Class A and Institutional Class shares. Each class of shares commenced operations on January 21, 2016. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)           Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)           Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and for six month period ended May 31, 2019, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. For the six month period ended May 31, 2019, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and for the six month period ended May 31, 2019, and for all other open tax years (years ended November 30, 2018 and 2017 and the period from January 26, 2016, commencement of operations, through November 30, 2016), the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

e)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost (specific identification) of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)          Sales Charges – A maximum sales charge of 5.50% is imposed on certain purchases of Class A shares. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor for the six month period ended May 31, 2019.

2.           SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

2.            SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2019.

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$6,229,363	$—	$—	$6,229,363
Government Bonds	—	1,361,940	—	1,361,940
Call Options Purchased	296,975	—	—	296,975
Put Options Purchased	336,417	—	—	336,417
Short-Term Investments	1,378,020	—	—	1,378,020
Total Assets	$8,240,775	$1,361,940	$—	$9,602,715

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

2.            SECURITIES VALUATIONS (continued)

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$56,492	$—	$—	$56,492
Put Options Written	65,640	—	—	65,640
Total Liabilities	$122,132	$—	$—	$122,132

(1)       As of and for the six month period ended May 31, 2019, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any level for the six month period ended May 31, 2019. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

3.            DERIVATIVES TRANSACTIONS

As of May 31, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased	Investments, at value	$296,975
Put options purchased	Investments, at value	336,417
Total Assets		$633,392

Liabilities	Location	Equity Contracts
Call options written	Options written, at value	$56,492
Put options written	Options written, at value	65,640
Total Liabilities		$122,132

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the six month period ended May 31, 2019, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts
Call options purchased	Investments	$(129,276)
Put options purchased	Investments	82,303
Call options written	Options written	91,415
Put option written	Options written	(28,355)
		$16,087

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain on:	Location	Equity Contracts
Call options purchased	Investments	$95,856
Put options purchased	Investments	(27,721)
Call options written	Options written	(57,901)
Put option written	Options written	112,018
		$122,252

For the six month period ended May 31, 2018, the total amount of all options, as presented in the Schedule of Written Options, is representative of the volume of activity for these derivative types.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six month period ended May 31, 2019 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	24	—	472	496
Value	$250	$—	$4,448	$4,698
Institutional Class
Shares	417,252	(43,366)	32,534	406,420
Value	$4,337,458	$(443,627)	$309,071	$4,202,902

Transactions in shares of capital stock for the year ended November 30, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	2,839	(31,319)	3,734	(24,746)
Value	$30,733	$(343,330)	$40,850	$(271,747)
Institutional Class
Shares	160,413	(145,493)	46,532	61,452
Value	$1,756,287	$(1,606,845)	$511,385	$660,827

5.	INVESTMENT TRANSACTIONS

For the six month period ended May 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) for the Fund were as follows:

Purchases	Sales
$8,876,122	$7,268,911

The cost of purchases and proceeds from sales of U.S. government securities during the six month period ended May 31, 2019 were $850,984 and $0, respectively.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Fund’s net assets. For the six month period ended May 31, 2019, the Adviser earned $48,439 of management fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95%. The Expense Limitation Agreement covers the period during which the Interim Investment Advisory Agreement was in place and the period following shareholder approval of the new Investment Advisory Agreement through at least March 31, 2020. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. For the six month period ended May 31, 2019, the Adviser waived advisory fees of $48,439 and reimbursed expenses of $22,702.

Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $134,828, of which $63,687 and $71,141 can be recouped no later than November 30, 2021 and November 30, 2022, respectively.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; (j) maintaining shareholder account records.

For the six month period ended May 31, 2019 M3Sixty earned $33,179, including out of pocket expenses.

Certain officers and an interested Trustee of the Trust are also employees and/or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD” or the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor served as underwriter/distributor of the Fund. M3SixtyD may receive commissions from the sale of Class A shares. During the six month period ended May 31, 2019, no commissions were paid to the Distributor.

M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class A shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Class A shares of the Fund took effect January 21, 2016. For the six month period ended May 31, 2019, the Fund accrued $115 in 12b-1 expenses attributable to Class A shares.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments, excluding written options, at May 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$10,131,489	$268,164	$(796,938)	$(528,774)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2018, the Fund’s most recent fiscal year end, is as follows:

Unrealized Depreciation	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Distributable Earnings
$(293,053)	$313,520	$—	$—	$—	$20,467

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2018, the Fund did not elect to defer losses.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. As of November 30, 2018, the Fund did not record any reclassifications to capital accounts.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of November 30, 2018, the Fund had no capital loss carryforwards for federal income tax purposes.

For the six month period ended May 31, 2019, the Fund distributed, on a tax basis, $313,520 of ordinary income.

For the year ended November 30, 2018, the Fund distributed, on a tax basis, $393,866 of ordinary income and $210,449 of long-term capital gains.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2019, Charles Schwab and Co., Inc. held 76.88% of the Fund’s shares in omnibus accounts for the sole benefit of its customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by Charles Schwab and Co., Inc. own more than 25% of the voting securities of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Fund’s financial statements and related disclosures.

11.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2019 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $313,520 of ordinary income for the six month period ended May 31, 2019.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” received a fee of $1,500 each year plus $200 per Board or committee meeting attended. Effective April 25, 2019, each Trustee who is not an “interested person” (an “Independent Trustee”) will receive a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee will receive, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$1,369	None	None	$1,369
Tom M. Wirtshafter	$1,369	None	None	$1,369
Gary W. DiCenzo	$1,369	None	None	$1,369
Steven D. Poppen	$1,369	None	None	$1,369
Thomas J. Schmidt	$1,369	None	None	$1,369
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.
[2]	Figures are for the six month period ended May 31 2019.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 12/01/18 through 5/31/19

	Beginning Account Value (12/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (5/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-0.68%)	$1,000.00	2.20%	$993.23	$10.93
Institutional Class (-0.57%)	$1,000.00	1.95%	$994.28	$9.70
Hypothetical 5% Return
Class A	$1,000.00	2.20%	$1,014.00	$11.05
Institutional Class	$1,000.00	1.95%	$1,015.20	$9.80

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 29, 2019 for the Fund were as follows:
FinTrust Income and Opportunity Fund Class A, gross of fee waivers or expense reimbursements	4.59%
FinTrust Income and Opportunity Fund Class A, after waiver and reimbursement*	2.22%
FinTrust Income and Opportunity Fund Institutional Class, gross of fee waivers or expense reimbursements	4.34%
FinTrust Income and Opportunity Fund Institutional Class, after waiver and reimbursement*	1.97%

* FinTrust Capital Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95%. The Expense Limitation Agreement covers the period during which the Interim Investment Advisory Agreement was in place and the period following shareholder approval of the new Investment Advisory Agreement through at least March 31, 2020. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses for the six month period ended May 31, 2019 were 4.03% and 3.78% for the FinTrust Income and Opportunity Fund Class A shares and FinTrust Income and Opportunity Fund Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures for the six month period ended May 31, 2019.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

FinTrust Capital Advisors, LLC

124 Verdae Boulevard

Suite 504

Greenville, SC 29607

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Fairway, KS 66205

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: August 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: August 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: August 2, 2019